Label	Element	Value
Weiss Alternative Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Weiss Alternative Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Weiss Alternative Multi-Strategy Fund (the “Fund”) seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A shares (once available) if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled “Choosing a Share Class: Class A Shares,” on page 25 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 576% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	576.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a multi-strategy approach across global equity and fixed income markets including (1) an actively managed, diversified, market neutral multi-strategy that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Strategy”), (2) a long-only “growth” overlay of equity securities (the “Growth Strategy”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Strategy”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Strategies. The Fund’s Growth and Defensive Strategies consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Strategy, under normal circumstances, consists of domestically traded large- and mid-cap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Strategies, under normal market conditions, have a weighted average maturity that exceeds 9 years and consists primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds). The Fund’s Core Market Neutral Strategy consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Strategy may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other dominant characteristic. The strategies employed and the allocation among them varies over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Strategy in an effort to enhance the Fund’s absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Strategy.The equity securities that comprise the Fund’s Growth Strategy may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Strategy may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Strategy and Core Market Neutral Strategy may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Strategy may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.
Allocation risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. Although the Fund will pursue its objective by allocating investment risks (measured by price return and volatility expectations) across asset classes that may react differently to various environments, there is no guarantee that it will be successful. The Fund may be unsuccessful in allocating risk effectively. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Debt securities risks. The Fund’s investment in debt securities may subject it to the following risks:
Credit risk. The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the economic, social or political conditions that affect a particular issuer or counterparty, or type of security or other instrument can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability or willingness to pay interest and principal when due.
Extension risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Interest rate risk. The risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates.
Prepayment risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
Depositary receipts risk. Depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.
Derivatives risk. The use of derivatives involves a variety of risks in addition to and greater than those associated with investing directly in securities. Derivatives instruments in which the Fund invests may not perform as anticipated by the Adviser, may not be closed out at a favorable time or price, or could increase the Fund’s volatility. Investment in derivatives may create investment leverage. When a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that correlates precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Derivative instruments may also be subject to the additional risks described below.
Counterparty risk. The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Other than to maintain its status as a regulated investment company for U.S. federal income tax purposes (described in the Statement of Additional Information under “Certain U.S. Federal Income Tax Information”), the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
Futures and forwards risk. In addition to the general risks described above, the Fund’s use of futures and forwards contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. In addition, while futures and forwards contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Swap risk. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive government regulation. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.
Interest rate swap risk. Risks associated with interest rate swaps include changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be classified as illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Fund may be less favorable than it would have been if the Fund had not used the swap agreement.
Options risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include the potential lack of a liquid secondary market at any particular time and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
Equity securities risk. The risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
Focused investment risk. A fund that invests a substantial portion of its assets in a particular market, country, region, group of countries, asset class or sector generally is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a fund that has focused investments is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, region or sector.
Foreign investing risk. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign investing risk includes the risk that the Fund’s investments will be affected by political, regulatory, social and economic risks not present in domestic investments. If the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Emerging market country risk. The risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.
Foreign currency risk. The risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
High yield debt securities (“junk” bond) risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
Inflation-indexed bond risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Large shareholder risk. The risk that certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
Leveraging risk. The risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.
Market capitalization risk. The Fund may invest in securities of any market capitalization.
Large capitalization risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Medium and small capitalization risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.
Market risk. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in a global pandemic and has caused major disruptions to the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on investments in the Fund.
Other investment company and ETF risk. The risk that an investment company, including any ETFs, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. In addition, ETFs may trade at a premium or discount to the underlying securities’ NAV, which could impact the value of a shareholder’s investment.
Portfolio management risk. The risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.
Portfolio turnover risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Short position risk. The Fund may borrow an instrument from a broker or other institution and sell it to establish a short position in the instrument. The Fund may also enter into a derivative transaction in order to establish a short position with respect to a reference asset. The Fund may make a profit or incur a loss depending upon whether the market price of the instrument decreases or increases between the date the Fund established the short position and the date on which the Fund must replace the borrowed instrument or otherwise close out the transaction. An increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The loss to the Fund from a short position is potentially unlimited.
Sovereign debt obligations risk. Investments in countries’ government debt obligations involve special risks. Certain countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of a country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.
		U.S. Government securities risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with that of a broad-based securities index. The returns in the bar chart and best/worst quarter are for Class K shares, which do not have sales charges. The performance of Investor Class, Class A (when available), and Class I (when available) shares would be lower due to differing expense structures and sales charges. The returns in the table below reflect the Expense Cap. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available at no cost to shareholders by visiting www.weissfunds.com or by calling 1-866-530-2690. Net asset value (“NAV”) per share information may be obtained by visiting www.weissfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with that of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-530-2690
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.weissfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31 - Class K Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return:	Q2 2020	8.18%

Lowest Quarterly Return:	Q1 2020	-5.76%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The above after-tax returns are shown only for Class K shares and after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The above after-tax returns are shown only for Class K shares and after-tax returns for Investor Class shares will vary.
Weiss Alternative Multi-Strategy Fund | Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate Bond Index(2)(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(1.04%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Weiss Alternative Multi-Strategy Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015	[1]
Weiss Alternative Multi-Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%
All other expenses	rr_Component3OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.95%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.27%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge is imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares (once available) if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A and Class I are estimated based on the other expenses for other available share classes.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 962
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,625
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,430
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	862
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,625
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,430
Weiss Alternative Multi-Strategy Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEIZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%
All other expenses	rr_Component3OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.95%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,106
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[7]
1 Year	rr_AverageAnnualReturnYear01	4.78%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.29%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2017	[7]
Weiss Alternative Multi-Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%
All other expenses	rr_Component3OtherExpensesOverAssets	0.67%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.96%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,067
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,898
Weiss Alternative Multi-Strategy Fund | Class K
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%
All other expenses	rr_Component3OtherExpensesOverAssets	0.67%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.96%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.92%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,810
Annual Return 2016	rr_AnnualReturn2016	4.47%
Annual Return 2017	rr_AnnualReturn2017	7.59%
Annual Return 2018	rr_AnnualReturn2018	0.22%
Annual Return 2019	rr_AnnualReturn2019	14.56%
Annual Return 2020	rr_AnnualReturn2020	11.32%
Annual Return 2021	rr_AnnualReturn2021	5.10%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.10%
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Weiss Alternative Multi-Strategy Fund | Class K | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Weiss Alternative Multi-Strategy Fund | Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%

[1]	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The securities that comprise the Bloomberg U.S. Corporate Bond Index may differ substantially from the securities in the Fund’s portfolio. It is not possible to directly invest in an index.
[2]	The Bloomberg U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed. The securities that compromised the Bloomberg U.S. Aggregate Bond Index may differ substantially from the securities in the Fund’s portfolio. It is not possible to invest directly in an index.
[3]	A 1.00% contingent deferred sales charge is imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
[4]	“Other Expenses” for Class A and Class I are estimated based on the other expenses for other available share classes.
[5]	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
[6]	Weiss Multi-Strategy Advisers LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred sales loads, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit Total Annual Fund Operating Expenses for each share class to 1.50% of average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2023, and may be terminated upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[7]	The inception date for Investor Class Shares is February 28, 2017. Performance shown prior to the inception of the Investor Class Shares reflects the performance of the Class K Shares, adjusted to reflect expenses of the Investor Class.
[8]	Excluding Dividends and Interest on Short Positions, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.63% for Class K Shares only.